GENERAL (Schedule of Unaudited Pro Forma Results) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Aimetis [Member]
Business Acquisition [Line Items]
Revenues			$ 69,956	$ 71,709
Net income (loss) attributable to Magal shareholders'			$ (73)	$ 2,134
Basic and diluted net income (loss) per share			$ 0.00	$ 0.13
ESC BAZ Ltd. [Member]
Business Acquisition [Line Items]
Revenues	$ 94,216	$ 69,851
Net income (loss) attributable to Magal shareholders'	$ 3,198	$ (6,802)
Basic and diluted net income (loss) per share	$ 0.14	$ (0.30)